Shareholder's Equity	12 Months Ended
Dec. 31, 2025
Shareholder's Equity [Abstract]
SHAREHOLDER'S EQUITY

NOTE 14 — SHAREHOLDER’S EQUITY

Ordinary Shares

The Company was incorporated in the Cayman Islands on May 16, 2024, under the Companies Act as an exempted company with limited liability. The authorized share capital was US$500,000 divided into 500,000,000 Ordinary shares, par value US$0.001 each at the time of incorporation.

The Company is authorized to issue one class of ordinary share.

On November 29, 2024, for purposes of recapitalization in anticipation of the initial public offering, the Company effected a 1:200 sub-division of its shares (a “forward stock split”) and, following the forward stock split, the cancellation of 99,500,000,000 shares in its authorized but unissued share capital, resulting in its authorized share capital becoming $2,500 divided into 500,000,000 shares of a par value of $0.000005 each. Concurrently, Mega Origin surrendered 3,167,200 ordinary shares par value US$0.000005 each, Novel Majestic surrendered 931,000 ordinary shares par value US$0.000005 each, Cosmic Magnet surrendered 245,000 ordinary shares par value US$0.000005 each, Dragon Circle surrendered 245,000 ordinary shares par value US$0.000005 each, Rosywood Holdings surrendered 245,000 ordinary shares par value US$0.000005 each and Golden Legend surrendered 167,000 ordinary shares par value US$0.000005 each to the Company, respectively or 25.0% of their shareholdings each. None of these shareholders surrendering their ordinary shares received any consideration for surrender of their ordinary shares, nor are there any agreements or arrangements in place under which any of these shareholders will surrender their respective ordinary shares. Unless otherwise indicated, all references to Ordinary Shares, share data, per Share data, and related information have been retroactively adjusted, where applicable, in this annual report to reflect the 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders on November 29, 2024 as if they had occurred at the beginning of the earlier period presented.

Dividends

On May 31, 2023, Delixy Energy declared a dividend of US$1.50 per Share of common stock. The dividend amount of US$1,500,000 was distributed and settled by December 31, 2023.

On December 31, 2023, Delixy Energy declared a dividend of US$9.737 per Share of common stock. The dividend is payable to its shareholder of record as of December 31, 2023. The dividend amount of US$9,737,000 is distributed, of which US$1,492,000 is offset against amount due from shareholder on December 31, 2023 and US$5,000,000 was offset against loan from shareholder on January 1, 2024. Accordingly, US$3,245,000 was paid to Mega Origin.

On May 28, 2024, Delixy Energy declared a dividend of US$1.00 per Share. The dividend amount of US$1,000,000 was recorded as distributed and paid to Mega Origin.

On June 28, 2024, Delixy Energy declared a dividend of US$0.50 per Share. The dividend amount of US$500,000 respectively was recorded as distributed and paid to Mega Origin.

No dividends were declared/paid by companies comprising our Group for the financial year ended December 31, 2025.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per Share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available thereof.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future.